LONG-TERM INVESTMENT (Details 1) - USD ($)	1 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Net sales		$ 28,751		$ 28,107		$ 57,805	$ 28,107	$ 536,616	$ 3,783
Gross profit		31,294		289,472		193,351	373,772	1,561,440	1,232,173
Net income (loss)		$ (153,460)	$ (16,972)	$ 178,033	$ (61,858)	$ (170,432)	$ 116,175	$ 1,029,325	$ 890,972
A-Best Wire Harness & Components Co., Ltd.
Related Party Transaction [Line Items]
Net sales	$ 524
Gross profit	64
Net income (loss)	(12,128)
Share of profit (losses) from investment accounted for using the equity method	$ (2,426)